Income Taxes (Details) - Schedule of Pre-Tax Book Income/(Loss) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Schedule of Pre-Tax Book Income/(Loss) [Line Items]
Net loss before income taxes	$ (1,419,045)	$ (864,913)	$ (1,046,973)	$ (5,452,383)	$ (5,392,012)
US [Member]
Schedule of Pre-Tax Book Income/(Loss) [Line Items]
Net loss before income taxes			(1,060,918)	(5,465,040)	(5,411,896)
Foreign [Member]
Schedule of Pre-Tax Book Income/(Loss) [Line Items]
Net loss before income taxes			$ 13,945	$ 12,657	$ 19,884